Average Annual Total Returns		4 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator U.S. Small Cap Power Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.89%	9.10%
Performance Inception Date	Aug. 30, 2024
Innovator U.S. Small Cap Power Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.89%	9.10%
Innovator U.S. Small Cap Power Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.03%	5.39%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.28%	12.81%
Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.79%	11.29%